Marketable Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Marketable Securities [Abstract]
Marketable securities, cost	$ 21,746	$ 15,473
Marketable securities, market value	24,446	17,282
Unrealized gain (loss) on marketable securities	891	1,401	$ 1,999
Proceeds from sale of marketable securities	7,210	6,580	920
Realized gain from sale of marketable securities	$ 746	$ 609	$ 69